Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Details of Company's Subsidiaries

Subsidiaries Name	Place of incorporation	Interest %	Principal activity
Global Crossing Airlines Holdings, Inc.	Delaware, United States	100% ownership by Global Crossing Airlines Group, Inc.	Holding company
Global Crossing Airlines, Inc.	Delaware, United States	100% ownership by Global Crossing Airlines Holdings Inc.	US 121 Charter company
GlobalX Travel Technologies, Inc.	Delaware, United States	80% ownership by Global Crossing Airline Holdings, Inc.	Acquire and develop travel technology
UrbanX Air Mobility, Inc.	Delaware, United States	100% ownership by Global Crossing Airlines Holdings Inc.	Air Charter operator
Global Crossing Airlines Operations, LLC	Florida, United States	100% ownership by Global Crossing Airlines Inc.	Operating Company
LatinX Air S.A.S	Ecuador	100% ownership by Global Crossing Airlines Inc	Air Charter operator
GlobalX Colombia S.A.S.	Colombia	100% ownership by Global Crossing Airlines Inc	Air Charter operator
GlobalX Air Tours, LLC	Florida, United States	100% ownership by Global Crossing Inc.	Air charter service
Charter Air Solutions, LLC	Montana, United States	80% ownership by the Global Crossing Airlines Holdings Inc.	Charter Broker

Schedule of Property And Equipment Depreciated On A Straight-line Basis To An Estimated Residual Value

Property and equipment are recorded at cost at the Acquisition Date and depreciated on a straight-line basis to an estimated residual value over their estimated useful lives or lease term, whichever is shorter, as follows:

Leasehold Improvements, Aircraft, other	1-10 years (or life of lease, if shorter)
Office and Ground Equipment	5 years
Computer Hardware and Software	3-5 years
Property and Equipment under Finance Leases	5-30 years (or life of lease, if shorter)
Rotable Parts	Average remaining life of aircraft fleet, currently estimated to be 47 months

Components of Property and Equipment, net

The components of property and equipment, net are as follows:

	December 31,
	2023	2022
Rotable Parts	$3,068,695	$1,018,642
Computer Hardware and Software	1,477,466	878,282
Leasehold improvements, Aircraft, other	971,760	168,588
Office and Ground Equipment	634,198	585,534
Less: accumulated depreciation	627,129	209,758
Total Property and equipment, net	$5,524,990	$2,441,288